Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Treasury Shares

A summary of treasury shares activities during the years ended December 31, 2015, 2016 and 2017 is set forth in the following table:

	No. Shares	Share Capital
		BRL		USD
Balance at January 1, 2015	10,074	R$	547
Repurchased	5,257		378

Balance at December 31, 2015	15,331	R$	925
Repurchased	7,320		608

Balance at December 31, 2016	22,651		1,533	US$	463
Repurchased	—		—		—

Balance at December 31, 2017	22,651	R$	1,533	US$	463